Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Designated as Hedging Instruments [Member]
Fair values of Derivatives
Derivative Assets, Total	$ 115	$ 96
Derivative Liabilities, Total	63	104
Derivatives Designated as Hedging Instruments [Member] | Other assets [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent		23
Derivatives Designated as Hedging Instruments [Member] | Other assets [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent	83	73
Derivatives Designated as Hedging Instruments [Member] | Other liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent	2	85
Derivatives Designated as Hedging Instruments [Member] | Other liabilities [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent	22	19
Derivatives Designated as Hedging Instruments [Member] | Prepayments and other [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Current	25
Derivatives Designated as Hedging Instruments [Member] | Prepayments and other [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Current	7
Derivatives Designated as Hedging Instruments [Member] | Accrued Liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Current	39
Derivatives Not Designated as Hedging Instruments [Member]
Fair values of Derivatives
Derivative Assets, Total	24	16
Derivative Liabilities, Total	21	16
Derivatives Not Designated as Hedging Instruments [Member] | Other assets [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent		12
Derivatives Not Designated as Hedging Instruments [Member] | Other assets [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent	2	4
Derivatives Not Designated as Hedging Instruments [Member] | Other liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent		11
Derivatives Not Designated as Hedging Instruments [Member] | Other liabilities [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent		2
Derivatives Not Designated as Hedging Instruments [Member] | Other liabilities [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent	3	3
Derivatives Not Designated as Hedging Instruments [Member] | Prepayments and other [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Current	22
Derivatives Not Designated as Hedging Instruments [Member] | Accrued Liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Current	$ 18